Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee generally aims to approve grants of annual equity awards at its first quarterly meeting of the year, which is usually held in February. On occasion, the Compensation Committee or its delegate may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. The Company may change these equity grant practices in the future. We have not made any grants of stock options to our NEOs, and stock option grants are not currently part of our compensation program.